TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES
TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES

10.TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES

(a)Trade and other payables

	December 31,	December 31,
	2020	2019
Trade payables	$2,583	$492
Payroll related liabilities	658	208
Lease obligations – current	131	23
Withholding taxes payable	11	—
Interest payable on Camino Rojo project loan	—	79
	$3,383	$802

(b)Accrued liabilities

	December 31,	December 31,
	2020	2019
Land and water fees	$1,852	$—
Construction-related	1,082	—
Payroll related	725	833
Other	684	745
	$4,343	$1,578